Equity (Narrative) (Details) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 3.6
Weighted average period for recognition	1 year 9 months 18 days
RSUs and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 56.7
Weighted average period for recognition	3 years